Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Pension plan		$ 18,267	$ 17,158
Changes in fair value of Level 3 financial assets
Fair value at the beginning of the period	8,894
Change in fair value recorded in Cost of Sales	(27,273)	(6,233)
Fair value at the end of the period	(18,380)	8,894
Recurring basis | Total estimated fair value
Assets:
Broker margin deposits	10,792	21,792	54,726
Pension plan	17,531	18,267	17,158
Total assets	269,460	538,510	646,412
Liabilities:
Total liabilities	(63,459)	(53,949)	(47,930)
Recurring basis | Total estimated fair value | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	57,121	46,007	48,062
Liabilities:
Derivative liabilities	(55,754)	(38,197)	(34,474)
Recurring basis | Total estimated fair value | Mark to market loss related to RIN forward commitments
Liabilities:
Derivative liabilities		(6,166)
Recurring basis | Total estimated fair value | Swap agreements and option contracts
Assets:
Derivative assets		116	179
Liabilities:
Derivative liabilities	(778)	(108)	(54)
Recurring basis | Total estimated fair value | Interest rate cap
Assets:
Derivative assets		26	35
Recurring basis | Total estimated fair value | Interest rate swaps
Liabilities:
Derivative liabilities	(6,927)	(9,462)
Recurring basis | Total estimated fair value | Foreign currency derivatives
Assets:
Derivative assets			145
Liabilities:
Derivative liabilities		(16)
Recurring basis | Total estimated fair value | Inventories
Assets:
Hedged inventories	184,016	452,302	526,107
Recurring basis | Level 1
Assets:
Broker margin deposits	10,792	21,792	54,726
Pension plan	17,531	18,267	17,158
Total assets	28,323	40,133	71,938
Liabilities:
Total liabilities		(74)	(54)
Recurring basis | Level 1 | Swap agreements and option contracts
Assets:
Derivative assets		74	54
Liabilities:
Derivative liabilities		(74)	(54)
Recurring basis | Level 2
Assets:
Total assets	227,672	484,301	574,474
Liabilities:
Total liabilities	(31,614)	(48,692)	(47,876)
Recurring basis | Level 2 | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	43,656	31,931	48,062
Liabilities:
Derivative liabilities	(23,909)	(33,014)	(34,474)
Recurring basis | Level 2 | Mark to market loss related to RIN forward commitments
Liabilities:
Derivative liabilities		(6,166)
Recurring basis | Level 2 | Swap agreements and option contracts
Assets:
Derivative assets		42	125
Liabilities:
Derivative liabilities	(778)	(34)
Recurring basis | Level 2 | Interest rate cap
Assets:
Derivative assets		26	35
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivative liabilities	(6,927)	(9,462)
Recurring basis | Level 2 | Foreign currency derivatives
Assets:
Derivative assets			145
Liabilities:
Derivative liabilities		(16)
Recurring basis | Level 2 | Inventories
Assets:
Hedged inventories	184,016	452,302	526,107
Recurring basis | Level 3
Assets:
Total assets	13,465	14,076
Liabilities:
Total liabilities	(31,845)	(5,183)
Recurring basis | Level 3 | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	13,465	14,076
Liabilities:
Derivative liabilities	$ (31,845)	$ (5,183)